J.P. MORGAN MUTUAL FUND GROUP

245 Park Avenue

New York, New York 10167

July 1, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attn:  James O’Connor

Re:

J.P. Morgan Mutual Fund Group (“Trust”)

on behalf of the JPMorgan Short Term Bond Fund II (the “Fund”)

File Nos. 811-5151 & 33-104196

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses for the Fund do not differ from those contained in Post-Effective Amendment No. 102 (Amendment No. 141 under the 1940 Act), filed electronically on June 29, 2009, to the Trust’s Registration Statements on Form N-1A.

If you have any questions or comments, please call the undersigned at (614) 248-5749.

Sincerely,

/s/ Jessica K. Ditullio

Jessica K. Ditullio

Assistant Secretary